OMB APPROVAL
                                   OMB NUMBER: 3235-0456
                                   EXPIRES: AUGUST 31, 2000

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                              Form 24f-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


     Read instructions at end of Form before preparing Form.
                      Please print or type.

1.   Name and address of issuer:

     Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities Two World Trade Center, 70th Floor
     New York, NY   10048


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes) :

                                             [x]


3.   Investment Company Act File Number:  333-43135

     Securities Act File Number:  811-8577


4(a).     Last day of fiscal year for which this Form is filed:
          July 21, 2000

4(b).     [    ] Check box if this Form is being filed late
         (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          Note: If this Form is being filed late, interest must be paid on the registration fee due.

4(c). [X] Check box if this is the last time the issuer will be filing this Form.

5.Calculation of registration fee:

(i) Aggregate sale price of securities sold during fiscal year pursuant to section 24(f):
     $ 23,386,634.62

(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
     $ 181,381,935.20

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
      $ (131,180,403.70)

(iv) Total available redemption credits [add Items 5(ii)
        and 5(iii)] :
        $(50,201,531.50)

(v)  Net sales  if Item 5(i) is greater than Item 5(iv) [subtract
       Item 5(iv) from item 5(i) :
       $ 0.00

(vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:
     $ (157,995,300.58)

(vii)Multiplier for determining registration fee (See Instruction
     C.9):     0.000264

(viii)Registration fee due [multiply Item 5(v) by Item
      5(vii)] (enter 0 if no fee is due):
                                        = $ 0.00

6. Prepaid Shares
   If the response to Item 5(i) was determined by deduction
   and amount of securities that were registered under the
   Securities Act of 1933 pursuant to rule 24e-2 as in
   effect before [effective date of rescission of rule 24e-
   2], then report the amount of securities (number of
   shares or other units) deducted here:         .  If
   there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:


7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
   Instruction D):

                                             +$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                             = $ 0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



               Method of Delivery:
                                   [  ] Wire Transfer
                                   [  ] Mail or other means


                           SIGNATURES

This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Barry Fink
                           Barry Fink
                           Vice President

Date   August 3, 2000
           *Please print the name and title of the signing officer below the signature.